CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Warrant [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2015		$ 11,616	$ 12,936	$ 3,122	$ (216)	$ 2,580
Beginning balance (in shares) at Dec. 31, 2015		4,646,225
Stock-based compensation			60
Exercise of stock options		$ 3	0
Exercise of stock options (in shares)		1,250
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,333
Other comprehensive loss					(33)		$ (33)
Reclassification of certain tax effects				0	0
Net income				1,341			1,341
Dividends declared on preferred stock				(222)
Redemption of preferred stock in noncontrolling interest						(2,580)
Ending balance at Dec. 31, 2016	$ 426	$ 11,627	12,988	4,241	(249)	0	$ 29,033
Ending balance (in shares) at Dec. 31, 2016		4,650,808					4,650,808
Stock-based compensation			24
Exercise of stock options		$ 10	4
Exercise of stock options (in shares)		3,738
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,334
Other comprehensive loss					(356)		$ (356)
Reclassification of certain tax effects				127	(127)
Net income				404			404
Dividends declared on preferred stock				0
Redemption of preferred stock in noncontrolling interest						0
Ending balance at Dec. 31, 2017	$ 426	$ 11,645	$ 13,008	$ 4,772	$ (732)	$ 0	$ 29,119
Ending balance (in shares) at Dec. 31, 2017		4,657,880					4,657,880